Schedule V - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation allowance and reserves
Valuation allowance, deferred tax	$ 0	$ 0	$ (56)
Balance, December 31	0
Valuation allowance on deferred tax asset [Member]
Movement in Valuation allowance and reserves
Balance, January 1	53	78	131
Valuation allowance, deferred tax	0	(25)	(53)
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	(53)	0	0
Balance, December 31	0	53	78
Valuation allowance on mortgage loans [Member]
Movement in Valuation allowance and reserves
Balance, January 1	14	23	62
Charged to Costs and Expenses	2	(4)	(25)
Translation Adjustment	0	0
Write-offs/ Payments/ Other	(4)	(5)	(14)
Balance, December 31	$ 12	$ 14	$ 23